U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read Instructions at end of Form before preparing Form.

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1.     Name and address of issuer:
                        Professionally Managed Portfolios
                               479 W. 22nd Street
                               New York, NY 10011
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2. Name of each series or class of funds for which this notice is filed:

                           Avondale Total Return Fund
                      Harris Bretall Sullivan & Smith Fund
                                   Hodges Fund
                               The Osterweis Fund
                          The Perkins Opportunity Fund
                           Women's Equity Mutual Fund

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3.     Investment Company Act File Number:            811-5037

       Securities Act File Number:          33-12213

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4(a). Last day of fiscal year for which this notice is filed:

                                 March 31, 1998
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4(b).    |_| Check  box if this Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)



Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).    |_| Check box if this is the last time the issuer  will be filing  this
         Form.
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

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
5. Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the fiscal year
                  pursuant to section 24(f):                                                             $36,202,788

         (ii)     Aggregate price of securities  redeemed or Repurchased  during
                  the fiscal year:                                                        $49,476,054

         (iii)    Aggregate price of securities  redeemed or Repurchased  during any prior  fiscal year ending no earlier than October 11, 1995 that  were not  previously  used to reduce  registration  fees
                  payable to the Commission:                                              $0

         (iv)     Total  available  redemption  credits  (add  Items  5(ii)  and
                  5(iii):                                                                                -$13,273,266


         (v)      Net sales - if Item 5(i) is greater than Item 5(iv)  [subtract
                  Item 5(iv) from Item 5(i)]:                                                            $

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         (vi)     Redemption  credits  available  for use in future  years -- if
                  Item 5(i) is less than Item  5(iv)  [subtract  Item 5(iv) from
                  Item 5(i)]:                                                             $(13,273,266)
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         (vii)    Multiplier for determining  registration  fee (See Instruction
                  C.9):                                                                                  x 0.000295

         (viii)   Registration  fee due  [multiply  Item  5(v)  by Item  5(vii)]
                  (enter "0" if no fee is due):                                                          =$ 0
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
6. Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________

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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                 +$
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8. Total of the amount of the registration fee due plus any interest due [line 5
(viii) plus line 7]:
                                                                 =$      0
                                                                 -----------
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9.  Date the  registration  fee and any  interest  was sent to the  Commission's lockbox depository:


              Method of Delivery:

                                    |_|      Wire Transfer

                                    |_|      Mail or other means

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
                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Eric M. Banhazl
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                              Eric M. Banhazl - Treasurer
                              --------------------------------------------------

Date: June 1, 1998
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  * Please print the name and title of the signing officer below the signature.